SUPPLEMENTAL CASH FLOW INFORMATION (Tables)	12 Months Ended
Dec. 31, 2020
Supplemental Cash Flow Information
Supplemental cash flow information
	2020		2019		2018
	$		$		$
					(Restated –Note 4)

(a) Change in Non-Cash Working Capital Accounts
Accounts Receivable		-		-	297,308
GST Recoverable		1,540		(2,469)	(2,128)
Prepaid Expenses		-		-	(18,608)
Trade and Other Payables		25,320		(7,003)	125,564
Liabilities to Customers		-		-	(297,309)

		26,860		(9,472)	104,827

  (b)    Significant Non-Cash Financing Activities

Shares Issued for Services	-	-	7,373
Shares Issued on Conversion of Convertible Promissory Notes	1,416,023	1,379,907	1,934,419

	1,416,023	1,379,907	1,941,792

  (c)    Other Information

Interest Paid	31,621	59,138	186,128
Income Taxes Paid	-	-	-